Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital And Additional Paid-in Capital Tables
Disclosure of Issued share capital and additional paid-in capital
	Number of shares	Ordinary shares	Additional paid-in capital	Total	Non- controlling interest	Total equity
	(thousands)	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2016	227,717	77	239,924	240,001	60,000	300,001
Shares issued during the year	-	-	156,000	156,000	39,000	195,000
At December 31, 2016	227,717	77	395,924	396,001	99,000	495,001
Shares issued during the year	772,283	248	(222)	26	7	33
Share issuance expenses	-	-	(7,385)	(7,385)	(1,846)	(9,231)
At December 31, 2017	1,000,000	325	388,317	388,642	97,161	485,803